Acquisitions of Subsidiaries	12 Months Ended
Dec. 31, 2015
Acquisitions of Subsidiaries
Acquisitions of Subsidiaries

6. Acquisitions of Subsidiaries

In July 2015, the Company acquired 100% of Scepter’s equity interest from E-House Investment and Reckon Capital Limited upon closing of the Company’s IPO, in exchange for 32,481,552 of the Company’s ordinary shares.

The following table summarizes the purchase consideration to acquire Scepter:

Amount
$
Fair value of Company’s shares issued *	54,135,920
Replacement of Scepter’s share options (Note 13)	2,239,909

Consideration	56,375,829

* The fair value of the 32,481,552 ordinary shares issued by the Company was based on the IPO offering price of the Company’s American depositary shares (“ADS”).

The purchase price has been allocated as follows:

	Amount	Amortization
	$	Period

Cash and cash equivalents	5,828,615
Other current assets	2,929,003
Long-term investments	4,872,731
Other long-term assets	228,166
Income tax payable	(2,047,784)
Other current liabilities	(2,707,310)
Intangible assets acquired:
— Contract Backlog	9,702,600	3.5 year
Goodwill	39,995,458
Deferred tax liabilities	(2,425,650)

	56,375,829

The acquisition was accounted for as a purchase transaction, and accordingly, the assets and liabilities of the acquired entity were recorded at their estimated fair values at the date of acquisition. The primary items that generated the goodwill were the acquired assembled workforce, which is not qualified as an intangible asset. The goodwill is not deductible for tax purposes. The transaction costs directly attributable to the acquisition were not material and were expensed as incurred.

The amounts of revenue and earnings of Scepter since the acquisition date included in the consolidated income statement for the reporting period is as follows:

Since the acquisition date
2015
$
Revenue	4,056,792
Net income attributable to Jupai	1,790,490

Pro forma results (Unaudited)

The following table summarizes unaudited pro forma financial information for the years ended December 31, 2014 and 2015, as if the Scepter acquisition had occurred on January 1, 2014. These pro forma results have been prepared for informational purposes only based on the Company’s best estimate and are not indicative of the results of operations that would have been achieved had the acquisition occurred as of January 1, 2014 and 2015.

	Year ended December 31,
	(In thousands of U.S. dollars)
	2014	2015
	$	$
Revenues	45,933	99,101
Net income attributable to Jupai	15,088	26,126